TIMOTHY PLAN LARGE/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 86.6%
	ADVERTISING & MARKETING - 1.8%
7,368	AppLovin Corporation, Class A(a)	$4,964,706

	AEROSPACE & DEFENSE - 1.7%
9,684	Howmet Aerospace, Inc.	1,985,414
1,960	TransDigm Group, Inc.	2,606,506
		4,591,920
	ASSET MANAGEMENT - 0.9%
6,896	LPL Financial Holdings, Inc.	2,463,044

	CHEMICALS - 3.2%
13,429	Linde plc	5,725,991
9,824	Sherwin-Williams Company (The)	3,183,271
		8,909,262
	COMMERCIAL SUPPORT SERVICES - 2.1%
18,392	Cintas Corporation	3,458,983
10,893	Waste Management, Inc.	2,393,301
		5,852,284
	CONSTRUCTION MATERIALS - 1.1%
4,758	Martin Marietta Materials, Inc.	2,962,616

	E-COMMERCE DISCRETIONARY - 0.7%
81,786	Coupang, Inc.(a)	1,929,332

	ELECTRIC UTILITIES - 0.4%
6,779	Vistra Corporation	1,093,656

	ELECTRICAL EQUIPMENT - 6.9%
66,586	Amphenol Corporation, Class A	8,998,433
5,483	GE Vernova, Inc.	3,583,524
9,451	Trane Technologies plc	3,678,329
19,037	Vertiv Holdings Company, Class A	3,084,184
		19,344,470
	ENGINEERING & CONSTRUCTION - 0.9%
1,320	Comfort Systems USA, Inc.	1,231,943

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 86.6% (Continued)
	ENGINEERING & CONSTRUCTION - 0.9% (Continued)
3,238	Quanta Services, Inc.	$1,366,630
		2,598,573
	HEALTH CARE FACILITIES & SERVICES - 0.8%
4,855	HCA Healthcare, Inc.	2,266,605

	INDUSTRIAL REIT - 1.2%
24,967	Prologis, Inc.	3,187,288

	INDUSTRIAL SUPPORT SERVICES - 0.9%
61,358	Fastenal Company	2,462,297

	INFRASTRUCTURE REIT - 0.8%
12,704	American Tower Corporation	2,230,441

	INSTITUTIONAL FINANCIAL SERVICES - 2.2%
3,663	Coinbase Global, Inc., Class A(a)	828,351
32,377	Intercontinental Exchange, Inc.	5,243,779
		6,072,130
	INSURANCE - 1.6%
10,933	Arthur J Gallagher & Company	2,829,351
7,566	Progressive Corporation (The)	1,722,930
		4,552,281
	MACHINERY - 3.0%
14,398	Caterpillar, Inc.	8,248,182

	MEDICAL EQUIPMENT & DEVICES - 4.8%
4,388	Insulet Corporation(a)	1,247,245
11,048	Intuitive Surgical, Inc.(a)	6,257,145
16,131	Stryker Corporation	5,669,563
		13,173,953
	RETAIL - CONSUMER STAPLES - 4.6%
14,898	Costco Wholesale Corporation	12,847,141

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 86.6% (Continued)
	RETAIL - DISCRETIONARY - 3.7%
4,829	Carvana Company(a)	$2,037,935
69,365	O’Reilly Automotive, Inc.(a)	6,326,781
40,027	Tractor Supply Company	2,001,750
		10,366,466
	SEMICONDUCTORS - 21.0%
26,533	Analog Devices, Inc.	7,195,750
27,255	ARM Holdings plc - ADR(a)	2,979,244
10,670	Astera Labs, Inc.(a)	1,775,061
66,393	Broadcom, Inc.	22,978,618
11,187	KLA Corporation	13,593,100
11,733	NXP Semiconductors N.V.	2,546,765
23,571	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	7,162,991
		58,231,529
	SOFTWARE - 15.0%
17,723	Cadence Design Systems, Inc.(a)	5,539,855
9,859	Coreweave, Inc., Class A(a)	706,003
8,357	Crowdstrike Holdings, Inc., Class A(a)	3,917,427
17,114	Datadog, Inc., Class A(a)	2,327,333
14,146	Guidewire Software, Inc.(a)	2,843,487
5,816	MongoDB, Inc.(a)	2,440,917
18,252	Palantir Technologies, Inc., Class A(a)	3,244,293
32,445	Palo Alto Networks, Inc.(a)	5,976,370
13,384	Roper Technologies, Inc.	5,957,620
33,587	Shopify, Inc., Class A(a)	5,406,499
14,544	Snowflake, Inc.(a)	3,190,372
		41,550,176
	TECHNOLOGY HARDWARE - 5.7%
60,873	Arista Networks, Inc.(a)	7,976,189
34,094	Ciena Corporation(a)	7,973,564
		15,949,753
	TECHNOLOGY SERVICES - 0.4%
31,492	Toast, Inc., Class A(a)	1,118,281

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 86.6% (Continued)
	TRANSPORTATION & LOGISTICS - 1.2%
43,362	Canadian Pacific Kansas City Ltd.	$3,192,744

	TOTAL COMMON STOCKS (Cost $188,490,820)	240,159,130

	EXCHANGE-TRADED FUND — 9.4%
	EQUITY - 9.4%
573,000	Timothy Plan US Large/Mid Cap Core ETF(b)	26,042,850

	TOTAL EXCHANGE-TRADED FUND (Cost $20,988,985)	26,042,850

	SHORT-TERM INVESTMENT — 4.1%
	MONEY MARKET FUND - 4.1%
11,459,279	Fidelity Investments Money Market Government Portfolio, Class I, 3.64%(c) (Cost $11,459,279)	11,459,279

	TOTAL INVESTMENTS - 100.1% (Cost $220,939,084)	$277,661,259
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(166,328)
	NET ASSETS - 100.0%	$277,494,931

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

plc	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2025.